Summary of Significant Accounting Policies - Summary of Reconciliation of Cash and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Investments [Abstract]
Cash	$ 27,144	$ 310,262	$ 40,826
Restricted cash	$ 0	50,995	0
Cash and restricted cash		$ 361,257	$ 40,826